19. Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments
Schedule of financial instruments

The main financial instruments and their carrying amounts, by category, are as follows:

	Carrying amount
	2019	2018
		Restated
Financial assets:
Amortized cost
Related parties - assets	104	34
Trade receivables and other receivables	924	695
Others assets	51	-
Fair value through profit or loss
Cash and cash equivalents	7,954	4,369
Financial instruments – Fair value hedge	86	87
Others assets	2	-
Fair value through other comprehensive income
Trade receivables - credit card companies and sales vouchers	377	123
Others assets	19	-
Financial liabilities:
Other financial liabilities - amortized cost
Related parties - liabilities	(215)	(145)
Trade payables	(14,887)	(9,246)
Financing for purchase of assets	(231)	(149)
Debentures and promissory notes	(11,863)	(4,146)
Borrowings and financing	(1,348)	(271)
Lease	(8,667)	(5,787)
Fair value through profit or loss
Borrowings and financing (Hedge accounting underlying)	(944)	(956)
Financial instruments – Fair Value Hedge – liabilities side	(39)	-
Suppliers financial instruments - Fair value hedge - liabilities side	(8)	-
Disco Group put option (*)	(466)	-

(*) See note 19.3.

Schedule of changes as to objectives, policies or processes

The Group capital structure is as follows:

	2019	2018
		Restated

Cash and cash equivalents	7,954	4,369
Financial instruments – Fair value hedge	39	87
Borrowings and financing	(14,155)	(5,373)
Other liabilities with related parties (*)	(124)	(138)
Net financial debt	(6,286)	(1,055)
Shareholders’ equity	(13,548)	(13,159)

Net debt to equity ratio	46%	8%

(*) Represents amount payable to Greenyellow related to the purchase of equipment.

Schedule of aging profile of financial liabilities

The table below summarizes the aging profile of the Group’s financial liabilities as at December 31, 2019.

	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings	1,249	1,054	407	2,710
Debentures and promissory notes	2,675	10,694	312	13,681
Derivative financial instruments	3	(13)	(3)	(13)
Lease liabilities	1,747	5,483	9,444	16,674
Trade payables	14,887	-	-	14,887
Total	20,561	17,218	10,160	47,939

Schedule of hedge position

The Group calculates the effectiveness of hedge transactions at the inception date and on a continuing basis. Hedge transactions contracted in the year ended December 31, 2019 were effective in relation to the covered risk. For derivative transactions that qualify as hedge accounting, the debt, which is the hedged item, is also adjusted to fair value.

		Notional value		Fair value
		2019	2018	2019	2018
Fair value hedge
Hedge object (debt)		955	883	944	955

Long position (buy)
Prefixed rate	TR + 9.80% per year	127	127	99	112
US$ + fixed	USD + 3.14 % per year	828	756	846	843
		955	883	945	955
Short position (sell)
	118.7% of CDI	(955)	(883)	(917)	(868)

Hedge position - asset		-	-	57	87
Hedge position - liability		-	-	(29)	-
Net hedge position		-	-	28	87

Schedule of other financial instruments
(i)	Other financial instruments

Transactions	Risk (CDI variation)	Balance at 2019	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	101.44% of CDI	(86)	(211)	(214)	(218)
Fair value hedge (exchange rate)	118.27% of CDI	(831)	(860)	(904)	(916)
Debentures and promissory notes	132.69% of CDI	(10,853)	(11,380)	(11,512)	(11,644)
Debentures (2nd issue CRA)	96.00% of CDI	(1,091)	(1,142)	(1,154)	(1,167)
Bank loans	124.49% of CDI	(1,008)	(1,058)	(1,071)	(1,083)
Total borrowings and financing exposure		(13,869)	(14,651)	(14,855)	(15,028)

Cash and cash equivalents (*)	89.94% of CDI	4,471	4,468	4,717	4,766
Net exposure		(9,398)	(10,183)	(10,138)	(10,262)
Net effect - loss			(785)	(740)	(864)

(*) Weighted average

Schedule of sensitivity analysis

		Market projection
Transactions	Balance 2019	Scenario I	Scenario II	Scenario III

Bank loans and swap	(320)	(320)	(321)	(320)

Schedule of fair value hierarchy of financial assets and liabilities

The table below presents the fair value hierarchy of financial assets and liabilities measured at fair value and of financial instruments measured at amortized cost, for which the fair value is disclosed in the consolidated financial statements:

	Carrying amount	Fair value
	12.31.2019	12.31.2019	Level
Financial assets and liabilities
Trade receivables with credit card companies and sales vouchers	377	377	2
Cross-currency interest rate swap	15	15	2
Interest rate swaps	25	25	2
Forward between Currencies	(1)	(2)	2
Borrowings and financing (FVPL)	(944)	(944)	2
Borrowings and financing and debentures (amortized cost)	(13,211)	(12,528)	2
Disco Group put option (*)	(466)	(466)	3
Total	(14,205)	(13,523)

(*) Non-controlling shareholders of Group Disco del Uruguay S.A., Éxito Group’s subsidiary has a exercisable put option based on a formula that uses data such as net income, EBITDA - earnings before interest, taxes, depreciation and amortization - and net debt, in addition to fixed amounts determined in the contract and the exchange variation applicable for conversion to the functional currency. This put option is presented in “Acquisition of non-controlling interest”.

Schedule of consolidated position of outstanding derivative transactions

The outstanding derivative financial instruments are presented in the table below:

Risk	Notional (millions)	Due date	2019	2018

Debt
USD - BRL		2019	-	43
USD - BRL	US$ 210	2020	16	33
Interest rate - BRL	R$ 21	2026	2	2
Interest rate - BRL	R$ 106	2027	10	9
Derivatives - Fair value hedge - Brazil			28	87

Debt
USD - COP	US$ 211	2020	20	-
USD - COP	US$ 3	2022	1	-
Interest rate - COP	COP 673.109	2020	(1)	-
Interest rate - COP	COP 138.440	2021	(1)	-
			19	-

Trade payables
EUR - COP	EUR 2	2020	-	-
USD - COP	USD 56	2020	(8)	-
			(8)	-

Derivatives – Éxito Group			11	-